RELATED PARTY TRANSACTIONS AND BALANCE (Details Textual) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Property, Plant and Equipment, Net, Total	$ 4,673,666	$ 3,164,065
Deposit Asset Related Party	1,498,627	0
Sleep respiratory system [Member] | HuNan Zhong Yi High-tech Development Co, LTD [Member]
Related Party Transaction [Line Items]
Property, Plant and Equipment, Net, Total	$ 1,142,845